Employee Benefit Plan, Description of Plan (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Employer Contribution	6.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage, First 2%	100.00%
EBP, Employer Contribution, Matching Percentage, 100%	2.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage, Next 2%	50.00%
EBP, Employer Contribution, Matching Percentage, 50%	2.00%
EBP, Employer Contribution, Matching Percentage	3.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500	$ 23,000
EBP, Participant Catch-Up Contribution, Maximum Amount	7,500	7,500
EBP, Participant Super Catch-Up Contribution, Maximum Amount	$ 11,250
EBP, Participant Contribution, Automatic, Deferral Rate	4.00%
EBP, Participant Contribution, Automatic Increase	1.00%
EBP, Participant Contribution, Maximum Contribution Rate	10.00%
EBP, Participant Contribution, 0% Election Deferral Rate	0.00%
EBP, Employer Contribution, Vesting Percentage, Less than two years of service	0.00%
EBP, Employer Contribution, Vesting Percentage, Two years of service	20.00%
EBP, Employer Contribution, Vesting Percentage, Three years of service	50.00%
EBP, Employer Contribution, Vesting Percentage, Four or more years of service	100.00%
EBP, Forfeited Nonvested Account	$ 1,403,066	1,134,688
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	1,329,071	1,324,841
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	97,439	$ 86,905
EBP, Forfeited Nonvested Account, Unused at year end	$ 71,878
EBP, Employer Contribution, Vesting Percentage, Plan termination	100.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%